Share-Based Compensation - Schedule of Fair Value Assumptions Used (Details)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield	1.70%	3.10%
Expected volatility	67.70%	66.50%
Risk-free interest rate	1.30%	1.40%
Risk-free interest rate	7 years	7 years